UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21495

              The Merit Advisors Investment Trust

(Exact name of registrant as specified in charter)

              13905 A Quail Pointe Drive, Oklahoma City, Oklahoma 73134-1002

(Address of principal executive offices)               (Zip code)

              Emile R. Molineaux

              Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         800-430-3863

Date of fiscal year end:  10/31

Date of reporting period: 7/31/05

Item 1.  Schedule of Investments.

Merit Tactical Income Fund [formerly Merit High Yield Fund]
SCHEDULE OF INVESTMENTS (Unaudited)				July 31, 2005

		Coupon /	Maturity
Security	Principal	Implied Rate	Date	Value
High Yield Bonds - 0.28%
Chemicals - 0.19%
IMC Global, Inc.	$ 23,000	10.875%	6/1/08	$ 26,105
Millennium America, Inc.	23,000	9.250%	6/15/08	25,070
				51,175
Food & Beverages - 0.09%
Dole Foods Co.	20,000	8.875%	3/15/11	21,450

Total High Yield Bonds
(Cost - $72,356)				72,625

Fixed Income Derivative Securities - 87.26%
DJ CDX HY S4 T1 (144A)	22,770,000	8.250%	6/29/10	22,969,238
(Cost - $22,940,720)

Short-Term Investment - 11.40%
Federal Home Loan Bank	3,000,000	0.000%	8/2/05	2,999,737
(Cost - $2,999,737)

Total Investments
(Cost - $26,012,813)(a)			98.94%	$ 26,041,600

Other Assets Less Liabilities			1.06%	279,675

NET ASSETS			100.00%	$ 26,321,275

(a) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$ 29,827
	Aggregate gross unrealized depreciation			(1,040)
				$ 28,787

144A - Security exempt from registration under Rule 144A of the Securities Exchange Act of 1933. These
securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security Valuation - See Appendix A

Merit Tactical Treasury Fund
SCHEDULE OF INVESTMENTS (Unaudited)				July 31, 2005

		Coupon /	Maturity
Security	Principal	Implied Rate	Date	Value
U.S. Treasuries - 95.19%
US Treasury Bonds	$ 3,415,000	5.375%	2/15/31	$ 3,880,560
US Treasury Notes	1,830,000	4.125%	5/15/15	1,806,840
(Cost - $5,689,874)				5,687,400

Short-Term Investments - 101.23%
BNY Hamilton Fund, Hamilton Class	47,629	2.960%	8/1/05	47,629
Farmer Mac Discount Note	6,001,000	0.000%	8/1/05	6,001,000
(Cost - $6,048,629)				6,048,629

Total Investments
(Cost - $11,738,503)(a)			196.42%	$ 11,736,029

Liabilities Less Other Assets			-96.42%	(5,761,056)

NET ASSETS			100.00%	$ 5,974,973

(a) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$ 6,634
	Aggregate gross unrealized depreciation			(9,107)
				$ (2,474)

At July 31, 2005, the Fund had the following reverse repurchase agreements outstanding:

Face Amount				Value
$3,415,000	Reverse Repurchase Agreement with Merrill Lynch,
	dated 7/31/05 bearing 3.00% to be repurchased
	at $4,003,675, to be collateralized by: $3,415,000
	U.S. Treasury Bonds, 5.375% due 2/15/2031.			$3,415,000
$1,830,000	Reverse Repurchase Agreement with Merrill Lynch,
	dated 7/31/05 bearing 2.90% to be repurchased
	at $1,847,800, to be collateralized by: $1,830,000
	U.S. Treasury Notes, 4.125% due 5/15/2015.			$1,830,000

Security Valuation - See Appendix A

APPENDIX A:

Security Valuation – The Funds’ investments in securities are carried at value.   Securities listed on an exchange or quoted on a national market system are valued at the last sales price at the close of normal trading of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.    NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.   Short-term investments are valued at cost, which approximates value.

Securities for which market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures approved by the Board of Trustees of the Trust (the “Trustees”).   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the Trustees shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the value of other related financial instruments, including derivative securities, traded on other markets or among dealers; (ii) applicable trading volumes on markets, exchanges, or among dealers; and (iii) the values of relevant baskets of securities traded on other markets, exchanges or among dealers.  As of July 31, 2005, the Funds did not hold any securities for which market quotations were not readily available.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Merit Advisors Investment Trust

By (Signature and Title)

       /s/J. Paul Cunningham, President

Date      9/22/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/J. Paul Cunningham, President

Date      9/22/05

By (Signature and Title)

       /s/Donald L. Dillingham,

       Vice-President and Treasurer

Date      9/22/05